Future Minimum Contractual Revenue - Operating Lease, payments to be received (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 775,268
2024	622,574
2025	505,587
2026	361,578
2027	308,462
2028 and thereafter	619,604
Total	$ 3,193,073